Note 5 - Liabilities Related to Sale of Future Royalties (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes Tables
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
in millions
Total Liability related to sale of future royalties, June 30, 2017	$16.7
Non-cash royalty revenue paid to HCRP	(0.2)
Non-cash interest expense recognized	0.4
Total Liability related to sale of future royalties, September 30, 2017	$16.9

in millions
Total Liability related to sale of future royalties, June 30, 2016	$18.1
Non-cash royalty revenue paid to HCRP	(3.2)
Non-cash interest expense recognized	1.8
Total Liability related to sale of future royalties, June 30, 201 7	$16.7